Business Acquisitions - Fair Value of the Total Consideration and Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 01, 2015	Mar. 13, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash paid for Bonterra Builders net assets			$ 93,760	$ 62,684	$ 0
Assets
Goodwill			$ 19,295	$ 6,071
Bonterra Builders, LLC [Member]
Business Acquisition [Line Items]
Cash paid for Bonterra Builders net assets	$ 40,818
Contingent consideration (earn-out)	6,000
Debt repaid at closing	52,941
Total consideration	99,759
Assets
Receivables and other current assets	574
Land and other inventories	91,632
Property and equipment	14
Intangible assets	2,000
Goodwill	13,223
Total assets acquired	107,443
Liabilities
Accounts payable	5,071
Accrued and other liabilities	763
Customer deposits	1,850
Total liabilities assumed	7,684
Total net assets acquired	99,759
Royal Oak Homes LLC and Affiliate [Member]
Business Acquisition [Line Items]
Cash paid for Bonterra Builders net assets		$ 65,000
Trade Names [Member] | Bonterra Builders, LLC [Member]
Assets
Intangible assets	1,400
Trade Names [Member] | Royal Oak Homes LLC and Affiliate [Member]
Assets
Intangible assets		$ 600
Noncompete Agreements [Member] | Bonterra Builders, LLC [Member]
Assets
Intangible assets	$ 600